As filed with the Securities and Exchange Commission on 3/30/2020

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end:  October 31, 2020

Date of reporting period:  January 31, 2020

Item 1. Schedules of Investments.

First State Global Listed Infrastructure Fund

Schedule of Investments
at January 31, 2020 (Unaudited)

Shares		Value
	COMMON STOCKS: 85.88%
	Airport Services - 3.28%
613	Aena SA^	$113,455
2,618	Flughafen Zurich AG^	454,833
35,060	Grupo Aeroportuario del Sureste SAB de CV - Class B^	674,259
59,180	Signature Aviation plc^	226,931
		1,469,478

	Construction & Engineering - 4.79%
8,914	Eiffage SA^	1,033,259
14,205	Ferrovial SA^	451,230
6,006	VINCI SA^	665,402
		2,149,891

	Electric Utilities - 26.90%
19,088	Alliant Energy Corp.	1,133,064
16,450	American Electric Power Company, Inc.	1,714,419
6,101	Avangrid, Inc.	324,939
109,500	CLP Holdings Ltd.^	1,138,751
26,800	Emera, Inc.^	1,193,991
17,871	Evergy, Inc.	1,289,571
10,689	Eversource Energy	988,091
24,000	Hydro One Ltd.^	487,834
9,813	NextEra Energy, Inc.	2,631,847
5,763	PNM Resources, Inc.	312,527
9,231	Portland General Electric Co.	567,706
14,376	SSE plc^	286,165
		12,068,905

	Gas Utilities - 6.07%
14,795	Rubis SCA^	913,854
34,700	Tokyo Gas Co. Ltd.^	762,914
25,107	UGI Corp.	1,044,200
		2,720,968

	Highways & Railtracks - 10.36%
41,393	Atlantia SpA^	1,015,710
656,000	Jiangsu Expressway Co. Ltd. - Class H^	812,789
46,852	Promotora y Operadora de Infraestructura SAB de CV^	506,692
221,997	Transurban Group^	2,314,039
		4,649,230

	Marine Ports & Services - 1.28%
226,000	China Merchants Port Holdings Co. Ltd.^	347,647
318,000	COSCO SHIPPING Ports Ltd.^	224,921
		572,568

	Multi-Utilities - 15.63%
9,248	Avista Corp.	470,261
41,791	CenterPoint Energy, Inc.	1,106,626
27,329	Dominion Energy, Inc.	2,343,462
161,783	National Grid plc^	2,149,556
32,151	NiSource, Inc.	942,346
		7,012,251

	Oil & Gas Storage & Transportation - 6.27%
8,077	Cheniere Energy, Inc.*	478,481
16,598	Enbridge, Inc.^	674,882
80,273	Williams Companies, Inc.	1,660,848
		2,814,211

	Railroads - 10.01%
3,200	Central Japan Railway Co.^	628,101
14,900	East Japan Railway Co.^	1,311,969
5,585	Norfolk Southern Corp.	1,162,853
7,725	Union Pacific Corp.	1,386,019
		4,488,942

	Water Utilities - 1.29%
16,960	Severn Trent plc^	577,584
	TOTAL COMMON STOCKS (Cost $35,785,397)	38,524,028

	MLP INVESTMENTS: 4.44%
	Oil & Gas Storage & Transportation - 4.44%
51,206	Enterprise Products Partners, LP	1,319,578
10,973	Magellan Midstream Partners, LP	673,523
	TOTAL MLP INVESTMENTS (Cost $2,039,478)	1,993,101

	REITs: 8.81%
	Real Estate - 8.81%
6,315	American Tower Corp.	1,463,438
10,082	Crown Castle International Corp.	1,510,687
3,921	SBA Communications Corp.	978,525
	TOTAL REITs (Cost $3,241,579)	3,952,650

	Total Investments in Securities (Cost $41,066,454): 99.13%	44,469,779
	Other Assets in Excess of Liabilities: 0.87%	389,806
	Net Assets: 100.00%	$44,859,585

	* Non-income producing security.
	^ Foreign issuer.

LP	Limited Partnership
Ltd.	Company is incorporated and shareholders have limited liability.
plc	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
REIT	Real Estate Investment Trust
SA	An abbreviation used by many countries to signify a stock company whereby shareholders have limited liability.
SAB de CV	Sociedad Anonima de Capital Variable which is the most formal business structure in Mexico.
SpA	Società per Azioni is the Italian term for a limited share company.
AG	Aktiengesellschaft is the German term for a public limited company.
SCA	Societe en commandite par actions is the French term for a limited share company.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Country Allocation
Country	% of Net Assets
United States United Kingdom Japan France China Canada Australia Mexico Italy Spain Switzerland	57.72% 7.22% 6.03% 5.82% 5.63% 5.25% 5.16% 2.63% 2.27% 1.26% 1.01% 100.00%

First State Global Listed Infrastructure Fund
Notes to Schedule of Investments
January 31, 2020 (Unaudited)

Note 1 – Securities Valuation

The First State Global Listed Infrastructure Fund’s (the “Fund”) investments in securities are carried at their fair value. Equity securities, including common stocks, that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in level 1 of the fair value hierarchy.

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (“NYSE”) (4:00 pm EST).

Foreign securities will be priced at their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its net asset value per share, whichever is earlier.  Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service.  All assets denominated in foreign currency will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 pm EST.

For foreign securities traded on foreign exchanges, Advisors Series Trust has selected ICE Data Services’ Fair Value Information Services (“FVIS”) to provide pricing data with respect to foreign security holdings held by the Fund. The use of this third-party pricing service is designed to capture events occurring after a foreign exchange closes that may affect the value of certain holdings of the Fund’s securities traded on those foreign exchanges. The Fund utilizes a confidence interval when determining the use of the FVIS provided prices. The confidence interval is a measure of the historical relationship that each foreign exchange traded security has to movements in various indices and the price of the security’s corresponding American Depositary Receipt, if one exists. FVIS provides the confidence interval for each security for which it provides a price. If the FVIS provided price falls within the confidence interval the Fund will value the particular security at that price. If the FVIS provided price does not fall within the confidence interval the particular security will be valued at the preceding closing price on its respective foreign exchange, or if there were no transactions on such day, at the mean between the bid and asked prices. These securities would generally be classified in level 2 of the fair value hierarchy. First State Investments (US) LLC (the “Adviser”) anticipates that the Fund’s portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from the Fund’s administrator, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of January 31, 2020:

	Level 1	Level 2	Level 3	Total
Common Stocks
Energy	$2,814,211	$-	$-	$2,814,211
Industrials	3,729,823	9,600,286	-	13,330,109
Utilities	17,128,468	5,251,240	-	22,379,708
Total Common Stocks	23,672,502	14,851,526	-	38,524,028
MLP Investments	1,993,101	-	-	1,993,101
REITs	3,952,650	-	-	3,952,650
Total Investments in Securities	$29,618,253	$14,851,526	$-	$44,469,779

Refer to the Fund’s schedule of investments for a detailed break-out of holdings by industry classification. Transfers between levels are recognized at January 31, 2020, the end of the reporting period.  During the period ended January 31, 2020, the Fund recognized no transfers between levels.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Jeffrey T. Rauman
  Jeffrey T. Rauman, President/Chief Executive
  Officer/Principal Executive Officer

Date  3/25/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jeffrey T. Rauman
  Jeffrey T. Rauman, President/Chief Executive
  Officer/Principal Executive Officer

Date  3/25/2020

By (Signature and Title)* /s/ Cheryl L. King
  Cheryl L. King, Vice President/Treasurer/Principal
  Financial Officer

Date  3/27/2020

* Print the name and title of each signing officer under his or her signature.